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                  GRANDMASTER FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   through its
                               SEPARATE ACCOUNT I

                         SUPPLEMENT DATED MARCH 27, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2001


     Effective May 1, 2002, the subaccount of Separate Account I of National Integrity Life Insurance Company that holds shares of Putnam VT Technology Fund will no longer accept new contributions or transfers. Contractholders who are currently invested in this fund will be able to maintain their investments, but will not be able to make new contributions or transfers.

     The Trustees of the Putnam Variable Trust have approved in principle the merger of the Putnam VT Technology Fund into the Putnam Voyager Fund II, a fund that seeks long-term growth of capital by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Unlike Putnam VT Technology Fund, Putnam VT Voyager Fund II does not concentrate its investments in the technology sector. Completion of the merger is subject to a number of conditions, including final approval by the Trust's Trustees and approval by shareholders of the fund at a shareholder meeting expected to be held within approximately the next six months.
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                              IQ THE SMART ANNUITY
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   through its
                               SEPARATE ACCOUNT I

                         SUPPLEMENT DATED MARCH 27, 2002
                                       TO
                       PROSPECTUS DATED DECEMBER 17, 2001


     Effective May 1, 2002, the subaccounts of Separate Account I of National Integrity Life Insurance Company that hold shares of Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Aggressive Growth Portfolio and Putnam VT Technology Fund will no longer accept new contributions or transfers. Contractholders who are currently invested in these funds will be able to maintain their investments, but will not be able to make new contributions or transfers.

     The Trustees of the Putnam Variable Trust have approved in principle the merger of the Putnam VT Technology Fund into the Putnam Voyager Fund II, a fund that seeks long-term growth of capital by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Unlike Putnam VT Technology Fund, Putnam VT Voyager Fund II does not concentrate its investments in the technology sector. Completion of the merger is subject to a number of conditions, including final approval by the Trust's Trustees and approval by shareholders of the fund at a shareholder meeting expected to be held within approximately the next six months.